Putnam Short Duration Bond Fund
The fund's portfolio
1/31/21 (Unaudited)

CORPORATE BONDS AND NOTES (49.0%)(a)
	Principal amount	Value
Banking (12.0%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 1.215%, 1/25/22 (United Kingdom)	$2,060,000	$2,078,097
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.05%, 11/21/22	5,000,000	5,162,822
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,584,400
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,123,078
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 0.901%, 6/25/22	1,375,000	1,378,192
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	14,931,000	17,221,418
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	15,165,000	16,934,987
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	480,000	482,774
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.95%, 8/23/22	2,250,000	2,308,964
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.85%, 1/27/23	7,500,000	7,733,142
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	7,500,000	7,499,235
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	703,268
BPCE SA 144A sr. unsec. notes 1.00%, 1/20/26 (France)	15,798,000	15,763,955
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	1,000,000	1,060,000
Citibank NA sr. unsec. FRN 3.165%, 2/19/22	2,500,000	2,503,464
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	10,249,431
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 1.178%, 4/25/22	1,370,000	1,383,740
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	500,000	519,855
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	12,687,022
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	6,250,000	6,665,223
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	1,011,111
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	3,450,000	3,553,687
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	6,585,000	6,805,016
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	3,000,000	3,077,572
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	5,000,000	5,292,239
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	5,075,600
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	8,355,000	9,018,364
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	18,030,000	20,058,450
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,850,878
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	620,000	629,601
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	2,430,000	2,489,375
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	2,635,000	2,673,464
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	6,635,000	7,300,343
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,641,986
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	5,745,000	5,916,724
Truist Bank sr. unsec. FRN Ser. BKNT, 3.689%, 8/2/24	2,350,000	2,539,842
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	3,000,000	3,178,440
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	6,000,000	6,180,324
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	6,655,000	7,212,834
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	1,128,000	1,272,970
U.S. Bancorp sr. unsec. notes 1.45%, 5/12/25	9,420,000	9,723,402
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	4,196,363
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,363,422
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	4,835,000	4,916,402
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	9,230,000	10,037,887
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, 2.082%, 9/9/22	3,000,000	3,031,971

		255,091,334
Basic materials (2.1%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	2,600,000	2,690,192
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	966,504
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	930,000	995,679
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,715,000	1,798,606
CF Industries, Inc. 144A company guaranty sr. notes 3.40%, 12/1/21	2,500,000	2,554,784
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	5,000,000	5,200,006
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	10,346,000	10,317,819
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	8,875,572
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	1,000,503
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	465,000	494,049
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,623,519
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	765,000	788,937
Nutrition & Biosciences, Inc. 144A company guaranty sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,627,943
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	422,000	434,213
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	550,000	596,866

		44,965,192
Capital goods (2.6%)
Berry Global, Inc. 144A company guaranty sr. notes 0.95%, 2/15/24	8,000,000	8,019,040
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	4,500,000	4,842,420
Honeywell International, Inc. sr. unsec. unsub. notes 2.15%, 8/8/22	5,000,000	5,145,064
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	6,150,000	6,638,298
Otis Worldwide Corp. sr. unsec. notes 2.056%, 4/5/25	6,500,000	6,844,393
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22 (acquired 6/08/20, cost $3,002,322)(RES)	2,910,000	3,008,576
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	3,000,000	3,191,552
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	6,000,000	6,003,181
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	7,663,372
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 9/15/22	3,585,000	3,709,398

		55,065,294
Communication services (5.1%)
American Tower Corp. sr. unsec. notes 5.00%, 2/15/24(R)	3,615,000	4,072,213
American Tower Corp. sr. unsec. notes 0.60%, 1/15/24(R)	2,000,000	2,002,233
American Tower Corp. sr. unsec. sub. notes 3.00%, 6/15/23	1,000,000	1,057,910
American Tower Corp. sr. unsec. unsub. notes 3.50%, 1/31/23(R)	3,500,000	3,703,289
AT&T, Inc. sr. unsec. unsub. notes 4.125%, 2/17/26	19,760,000	22,703,979
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	6,090,786
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,550,288
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 1.855%, 2/1/24	1,615,000	1,661,641
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	11,942,000	13,125,503
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	7,250,000	7,834,606
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	7,392,182
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	779,989
Equinix, Inc. sr. unsec. sub. notes 2.625%, 11/18/24(R)	2,300,000	2,448,534
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	6,000,270
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	303,750	306,438
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25	575,000	583,637
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.50%, 4/15/25	8,000,000	8,769,564
Verizon Communications, Inc. sr. unsec. unsub. notes 3.50%, 11/1/24	5,240,000	5,758,394
Verizon Communications, Inc. sr. unsec. unsub. notes 0.85%, 11/20/25	12,000,000	11,980,494
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	495,000	518,513

		109,340,463
Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 2.70%, 7/26/22 (Canada)	2,300,000	2,370,678
Amazon.com, Inc. sr. unsec. notes 2.80%, 8/22/24	4,650,000	5,019,424
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,419,024
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 0.714%, 8/13/21	89,000	89,209
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	700,000	701,463
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	2,040,000	2,243,106
General Motors Financial Co., Inc. sr. unsec. notes 1.70%, 8/18/23	8,050,000	8,232,426
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	4,324,052
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	3,500,000	3,767,488
IHS Markit, Ltd. sr. unsec. notes 3.625%, 5/1/24 (United Kingdom)	900,000	978,120
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,964,648
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	4,707,000	5,222,256
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	735,000	751,835
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	1,370,000	1,508,028
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	1,150,000	1,333,802
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	2,345,000	2,633,954
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	6,715,594
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,340,000	1,427,072
VF Corp. sr. unsec. notes 2.05%, 4/23/22	2,185,000	2,230,813
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25	1,000,000	1,092,076
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 3.375%, 3/1/22	904,000	925,544
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 2.90%, 6/1/23	1,000,000	1,044,100
ViacomCBS, Inc. sr. unsec. notes 4.75%, 5/15/25	3,500,000	4,035,034

		60,029,746
Consumer finance (0.8%)
Air Lease Corp. sr. unsec. sub. notes 3.50%, 1/15/22	1,375,000	1,412,913
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	6,091,003
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 1.175%, 6/1/21	820,000	819,276
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 0.882%, 7/30/21	660,000	658,934
Capital One Financial Corp. sr. unsec. unsub. notes 3.50%, 6/15/23	6,500,000	6,956,615

		15,938,741
Consumer staples (1.1%)
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	620,000	654,615
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	5,000,000	5,236,785
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	6,870,000	7,872,636
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,852,841
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	695,000	724,051
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	4,369,000	4,493,996

		22,834,924
Energy (1.4%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	628,285
Chevron USA, Inc. company guaranty sr. unsec. unsub. notes 0.687%, 8/12/25	11,491,000	11,442,151
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	437,528
Energy Transfer Operating LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	4,362,707
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	183,433
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	2,435,000	2,514,138
Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22	3,000,000	3,145,251
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,288,153
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	5,000,000	5,310,471

		30,312,117
Financial (2.2%)
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	8,750,000	8,923,898
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	5,620,000	5,797,265
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	560,000	611,100
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	3,865,000	4,439,919
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	10,182,076
Intercontinental Exchange, Inc. sr. unsec. notes 0.70%, 6/15/23	7,300,000	7,354,546
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	8,765,000	9,089,305

		46,398,109
Health care (5.5%)
AbbVie, Inc. sr. unsec. sub. notes 2.60%, 11/21/24 (acquired various dates 11/12/19-12/19/19, cost $12,880,355)(RES)	12,885,000	13,761,315
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	10,905,631
Becton Dickinson and Co. sr. unsec. notes 2.894%, 6/6/22	1,279,000	1,318,799
Becton Dickinson and Co. sr. unsec. unsub. notes 3.734%, 12/15/24	2,129,000	2,353,556
Becton Dickinson and Co. sr. unsec. unsub. notes 3.125%, 11/8/21	890,000	908,271
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	8,800,000	9,528,046
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	5,000,000	5,010,467
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	795,000	857,510
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	400,000	426,554
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	17,000,000	18,512,262
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	5,200,000	5,493,244
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.272%, 8/28/23	1,300,000	1,404,000
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 4.912%, 8/27/21	1,650,000	1,685,368
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	273,000	293,658
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,704,000	1,840,011
Mylan NV company guaranty sr. unsec. notes 3.95%, 6/15/26	5,280,000	6,003,341
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	9,975,000	10,418,307
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,955,000	5,065,531
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	2,000,000	2,127,867
Viatris, Inc. 144A company guaranty unsec. notes 1.65%, 6/22/25	14,480,000	14,908,682
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,624,375
Zoetis, Inc. sr. unsec. notes 3.25%, 8/20/21	1,030,000	1,045,881

		116,492,676
Insurance (1.2%)
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,385,797
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	2,000,000	2,201,891
Marsh & McLennan Cos., Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	1,022,528
MassMutual Global Funding II 144A sr. notes 2.50%, 10/17/22	2,000,000	2,075,504
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	3,135,000	3,233,902
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,140,523
New York Life Global Funding 144A notes 2.30%, 6/10/22	4,000,000	4,113,976
New York Life Global Funding 144A notes 1.70%, 9/14/21	4,355,000	4,393,975
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	5,311,387

		25,879,483
Investment banking/Brokerage (3.0%)
Deutsche Bank AG sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	8,379,903
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,445,578
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.876%, 10/31/22	2,000,000	2,036,267
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,847,000	5,336,096
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.625%, 2/20/24	14,535,000	15,796,705
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.00%, 4/26/22	2,265,000	2,279,225
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	12,390,763
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	2,095,000	2,236,595
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/23/24	7,195,000	7,985,452
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,498,915

		64,385,499
Real estate (0.5%)
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	9,375,000	10,917,588

		10,917,588
Technology (5.0%)
Alphabet, Inc. sr. unsec. notes 3.375%, 2/25/24	4,302,000	4,701,671
Alphabet, Inc. sr. unsec. notes 0.45%, 8/15/25	3,600,000	3,582,305
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	1,500,000	1,626,760
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	6,451,056
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	689,449
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	9,055,000	9,258,369
Apple, Inc. sr. unsec. notes 0.55%, 8/20/25	4,843,000	4,830,394
Apple, Inc. sr. unsec. unsub. notes 3.20%, 5/13/25	2,500,000	2,770,467
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,304,134
Broadcom, Inc. company guaranty sr. unsec. notes 4.70%, 4/15/25	6,500,000	7,400,757
Broadcom, Inc. company guaranty sr. unsec. notes 3.459%, 9/15/26	5,295,000	5,825,234
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,803,664
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,647,517
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23	3,528,000	3,875,064
Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 3.875%, 6/5/24	6,209,000	6,818,396
Fiserv, Inc. sr. unsec. notes 3.85%, 6/1/25	4,560,000	5,096,404
Fiserv, Inc. sr. unsec. notes 2.75%, 7/1/24	3,885,000	4,158,928
Fiserv, Inc. sr. unsec. sub. notes 3.80%, 10/1/23	1,625,000	1,762,458
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	6,055,000	6,533,035
Microchip Technology, Inc. 144A company guaranty sr. notes 2.67%, 9/1/23	1,600,000	1,674,298
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 2/12/22	3,240,000	3,307,282
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,951,730
Salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	8,430,000	8,945,791

		105,015,163
Transportation (0.5%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,717,849
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,500,937
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	5,338,414
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,391,774

		10,948,974
Utilities and power (3.2%)
AES Corp. (The) 144A sr. unsec. notes 1.375%, 1/15/26	6,000,000	6,017,207
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. I, 3.65%, 12/1/21	1,585,000	1,629,364
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	4,023,845
American Transmission Systems, Inc. 144A sr. unsec. notes 5.25%, 1/15/22	3,705,000	3,851,588
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,717,263
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	516,886
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,911,486
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	6,484,336
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	997,719
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	7,111,636
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,253,667
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 2.75%, 5/1/25	2,000,000	2,153,219
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	3,105,855
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	2,070,442
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	4,320,000	4,331,600
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.95%, 3/15/24	1,590,000	1,740,731
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	5,502,017
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,850,258

		67,269,119

Total corporate bonds and notes (cost $1,008,539,256)		$1,040,884,422

MORTGAGE-BACKED SECURITIES (30.3%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 23.956%, 5/15/35	$11,031	$18,202
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	20,639	23,542
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	7,989	8,706
REMICs Ser. 3609, Class LK, 2.00%, 12/15/24	46	47
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.428%, 11/15/28(WAC)	40,453	558
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.286%, 10/25/43(WAC)	171,136	1,711
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	270,283	2,027
Federal National Mortgage Association
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.86%, 8/25/35	59,905	82,476
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.64%, 5/25/40	79,434	96,909
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	7,780	8,443
REMICs Ser. 03-43, Class YA, 4.00%, 3/25/33	29,228	29,605
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	33,627	34,424
REMICs Trust Ser. 98-W5, Class X, IO, 0.746%, 7/25/28(WAC)	80,952	2,331
REMICs Trust Ser. 98-W2, Class X, IO, 0.14%, 6/25/28(WAC)	270,742	8,799
Government National Mortgage Association
Ser. 09-32, Class AB, 4.00%, 5/16/39	10,182	11,059
Ser. 10-151, Class KO, PO, zero %, 6/16/37	70,664	65,015
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	25,674	98

		393,952
Commercial mortgage-backed securities (14.9%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	20,062	1
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.802%, 11/15/54(WAC)	66,129,006	2,878,457
FRB Ser. 17-BNK8, Class XA, IO, 0.735%, 11/15/50(WAC)	31,106,719	1,284,894
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.702%, 3/11/39 (In default)(NON)(WAC)	117,086	84,302
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.386%, 8/10/49(WAC)	9,308,981	533,970
FRB Ser. 17-CD6, Class XA, IO, 0.921%, 11/13/50(WAC)	19,720,510	802,753
FRB Ser. 16-CD2, Class XA, IO, 0.646%, 11/10/49(WAC)	85,913,879	2,185,391
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.668%, 5/10/58(WAC)	32,309,309	2,175,777
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	275,000	280,500
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.092%, 3/10/47(WAC)	1,191,000	1,286,986
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	362,000	393,787
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	5,085,000	5,347,055
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.535%, 12/10/44(WAC)	686,000	575,258
FRB Ser. 13-CR13, Class C, 4.885%, 11/10/46(WAC)	3,563,000	3,883,670
FRB Ser. 14-CR17, Class C, 4.783%, 5/10/47(WAC)	577,000	585,768
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,410,000	2,623,080
Ser. 12-CR2, Class B, 4.393%, 8/15/45	1,693,000	1,707,577
Ser. 14-CR16, Class A4, 4.051%, 4/10/47	2,150,000	2,363,313
Ser. 14-UBS6, Class AM, 4.048%, 12/10/47	3,301,000	3,635,460
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,492,017	1,508,992
Ser. 13-LC6, Class B, 3.739%, 1/10/46	2,275,000	2,350,471
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	965,000	1,001,765
Ser. 12-CR3, Class A3, 2.822%, 10/15/45	2,661,417	2,728,078
FRB Ser. 13-LC13, Class XA, IO, 1.111%, 8/10/46(WAC)	4,463,592	105,467
FRB Ser. 14-LC15, Class XA, IO, 1.086%, 4/10/47(WAC)	18,926,728	522,204
FRB Ser. 14-CR20, Class XA, IO, 1.021%, 11/10/47(WAC)	57,903,506	1,830,909
FRB Ser. 14-CR17, Class XA, IO, 0.967%, 5/10/47(WAC)	4,667,524	126,215
FRB Ser. 15-CR26, Class XA, IO, 0.929%, 10/10/48(WAC)	43,413,956	1,566,853
FRB Ser. 15-LC21, Class XA, IO, 0.687%, 7/10/48(WAC)	70,038,703	1,789,433
FRB Ser. 14-CR14, Class XA, IO, 0.579%, 2/10/47(WAC)	24,117,923	365,013
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	402,000	408,103
Ser. 12-CR5, Class AM, 3.223%, 12/10/45	2,654,684	2,721,980
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	497,986	272,498
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.858%, 5/15/38(WAC)	101,867	776
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.827%, 4/15/50(WAC)	20,381,532	558,515
FRB Ser. 18-CX12, Class XA, IO, 0.607%, 8/15/51(WAC)	96,489,624	3,522,643
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.756%, 12/15/49(WAC)	37,950,176	1,158,353
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.433%, 7/10/44(WAC)	2,289,000	2,214,042
FRB Ser. 11-LC3A, Class D, 5.336%, 8/10/44(WAC)	5,001,000	4,776,785
Ser. 11-LC2A, Class B, 4.998%, 7/10/44(WAC)	2,201,000	2,212,533
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 9/27/28(WAC)	18,093,000	2,175,685
Multifamily Structured Pass-Through Certificates FRB Ser. K109, Class XAM, IO, 1.799%, 4/25/30(WAC)	15,372,000	2,328,458
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.612%, 9/25/27(WAC)	36,816,638	3,532,925
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	53,579,262	6,338,855
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.368%, 3/25/27(WAC)	17,882,000	1,399,544
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.903%, 6/25/26(WAC)	33,545,000	1,072,534
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.762%, 9/25/27(WAC)	48,699,112	2,197,986
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.65%, 9/25/29(WAC)	22,139,077	1,128,207
Multifamily Structured Pass-Through Certificates Ser. KW10, Class X1, IO, 0.649%, 9/25/29(WAC)	62,151,119	2,973,061
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.638%, 10/25/26(WAC)	67,476,122	2,156,199
Multifamily Structured Pass-Through Certificates FRB Ser. K048, Class X1, IO, 0.237%, 6/25/25(WAC)	250,014,661	2,452,719
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	400,625,605	1,419,417
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.488%, 2/10/46(WAC)	12,128,771	319,597
GS Mortgage Securities Corp., II 144A Ser. GC10, Class B, 3.682%, 2/10/46	3,478,000	3,507,806
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	748,000	619,629
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	565,000	587,136
Ser. 12-GCJ7, Class AS, 4.085%, 5/10/45	7,064,000	7,275,920
FRB Ser. 13-GC12, Class XA, IO, 1.406%, 6/10/46(WAC)	6,470,854	164,547
FRB Ser. 15-GC30, Class XA, IO, 0.747%, 5/10/50(WAC)	32,172,403	869,321
FRB Ser. 14-GC24, Class XA, IO, 0.732%, 9/10/47(WAC)	98,040,653	2,131,972
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.983%, 8/10/43(WAC)	1,956,000	684,600
FRB Ser. 11-GC3, Class C, 5.43%, 3/10/44(WAC)	1,112,000	1,110,554
FRB Ser. 11-GC3, Class D, 5.43%, 3/10/44(WAC)	1,957,000	1,955,635
FRB Ser. 11-GC5, Class B, 5.376%, 8/10/44(WAC)	3,315,000	3,316,886
Ser. 10-C1, Class B, 5.148%, 8/10/43	2,490,000	2,377,950
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	4,377,000	4,492,428
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	2,533,000	2,593,404
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.197%, 11/15/45(WAC)	2,525,000	2,511,544
Ser. 13-C15, Class B, 4.927%, 11/15/45(WAC)	4,733,000	5,151,449
FRB Ser. 13-C14, Class C, 4.702%, 8/15/46(WAC)	709,000	570,766
FRB Ser. 14-C19, Class C, 4.677%, 4/15/47(WAC)	6,420,000	6,819,241
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	256,627
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	4,316,000	4,269,640
FRB Ser. 14-C22, Class XA, IO, 0.83%, 9/15/47(WAC)	7,531,101	186,660
FRB Ser. 15-C31, Class XA, IO, 0.828%, 8/15/48(WAC)	16,527,089	528,786
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.197%, 11/15/45(WAC)	5,100,000	5,007,640
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class B, 4.819%, 5/15/45(WAC)	2,113,444	2,150,553
Ser. 13-C16, Class AS, 4.517%, 12/15/46	1,945,000	2,118,292
Ser. 12-C6, Class AS, 4.117%, 5/15/45	514,000	531,216
FRB Ser. 16-JP2, Class XA, IO, 1.792%, 8/15/49(WAC)	19,686,492	1,570,903
FRB Ser. 13-C10, Class XA, IO, 0.964%, 12/15/47(WAC)	7,903,667	121,582
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.655%, 11/15/43(WAC)	4,619,000	4,401,293
FRB Ser. 10-C2, Class D, 5.655%, 11/15/43(WAC)	1,173,000	1,018,758
FRB Ser. 11-C5, Class D, 5.424%, 8/15/46(WAC)	2,447,000	2,204,914
FRB Ser. 11-C4, Class C, 5.342%, 7/15/46(WAC)	3,025,000	3,029,420
FRB Ser. 12-C6, Class E, 5.142%, 5/15/45(WAC)	898,000	440,017
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	2,619,000	2,539,406
FRB Ser. 12-LC9, Class D, 4.419%, 12/15/47(WAC)	173,000	167,974
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	160,170	92,483
FRB Ser. 07-C2, Class XW, IO, 0.171%, 2/15/40(WAC)	20,033	3
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.185%, 4/20/48(WAC)	5,375,153	5,315,005
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.724%, 12/12/49(WAC)	791,061	2,209
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	5,066,227
Ser. 14-C16, Class AS, 4.094%, 6/15/47	5,103,000	5,477,938
Ser. 14-C15, Class A4, 4.051%, 4/15/47	4,287,000	4,700,777
FRB Ser. 13-C9, Class C, 4.03%, 5/15/46(WAC)	1,400,000	1,423,053
Ser. 12-C6, Class B, 3.93%, 11/15/45	7,574,000	7,775,938
Ser. 13-C8, Class B, 3.559%, 12/15/48(WAC)	5,675,000	5,890,111
Ser. 12-C6, Class AS, 3.476%, 11/15/45	2,007,000	2,073,574
Ser. 13-C9, Class AS, 3.456%, 5/15/46	2,585,000	2,675,087
FRB Ser. 13-C7, Class XA, IO, 1.328%, 2/15/46(WAC)	25,109,923	488,966
FRB Ser. 14-C17, Class XA, IO, 1.079%, 8/15/47(WAC)	5,606,967	142,479
FRB Ser. 15-C26, Class XA, IO, 1.017%, 10/15/48(WAC)	54,690,872	2,003,108
FRB Ser. 17-C34, Class XA, IO, 0.803%, 11/15/52(WAC)	76,599,032	3,197,604
FRB Ser. 16-C32, Class XA, IO, 0.701%, 12/15/49(WAC)	100,547,068	3,293,329
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.901%, 4/15/47(WAC)	3,802,000	3,853,064
FRB Ser. 12-C5, Class E, 4.675%, 8/15/45(WAC)	6,424,000	6,422,538
FRB Ser. 13-C9, Class D, 4.118%, 5/15/46(WAC)	1,837,000	1,671,670
FRB Ser. 13-C7, Class XB, IO, 0.334%, 2/15/46(WAC)	24,165,000	144,886
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.859%, 12/15/51(WAC)	63,526,200	3,442,256
FRB Ser. 16-UB12, Class XA, IO, 0.745%, 12/15/49(WAC)	30,564,998	929,124
FRB Ser. 18-L1, Class XA, IO, 0.522%, 10/15/51(WAC)	79,546,793	2,609,055
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.418%, 3/15/45(WAC)	245,060	219,061
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	4,995,000	5,041,939
Ser. 12-C4, Class B, 5.213%, 3/15/45(WAC)	1,450,000	1,467,319
FRB Ser. 12-C4, Class XA, IO, 2.058%, 3/15/45(WAC)	1,497,256	20,161
UBS Commercial Mortgage Trust
Ser. 12-C1, Class AS, 4.171%, 5/10/45	1,500,000	1,548,780
FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50(WAC)	12,675,904	660,012
FRB Ser. 18-C11, Class XA, IO, 0.767%, 6/15/51(WAC)	20,124,386	945,021
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	2,881,000	2,865,229
FRB Ser. 12-C2, Class D, 4.889%, 5/10/63(WAC)	279,000	172,581
Ser. 12-C3, Class AS, 3.814%, 8/10/49	3,715,000	3,872,123
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	1,825,000	1,844,679
FRB Ser. 12-C2, Class XA, IO, 1.289%, 5/10/63(WAC)	13,745,559	196,863
UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	537,000	551,499
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.415%, 11/15/48(WAC)	857,682	26
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.274%, 7/15/46(WAC)	898,000	809,983
FRB Ser. 16-BNK1, Class XA, IO, 1.739%, 8/15/49(WAC)	6,499,191	501,077
FRB Ser. 19-C50, Class XA, IO, 1.418%, 5/15/52(WAC)	35,471,068	3,251,101
FRB Ser. 17-C41, Class XA, IO, 1.207%, 11/15/50(WAC)	21,391,508	1,308,797
FRB Ser. 18-C48, Class XA, IO, 0.947%, 1/15/52(WAC)	22,772,683	1,374,423
FRB Ser. 16-C37, Class XA, IO, 0.927%, 12/15/49(WAC)	7,699,629	226,677
FRB Ser. 15-C27, Class XA, IO, 0.887%, 2/15/48(WAC)	6,898,629	194,445
FRB Ser. 18-C44, Class XA, IO, 0.747%, 5/15/51(WAC)	78,009,005	3,247,125
FRB Ser. 15-LC20, Class XB, IO, 0.483%, 4/15/50(WAC)	10,567,000	202,569
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.274%, 7/15/46(WAC)	964,000	385,600
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	2,853,000	2,938,473
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	1,257,000	1,361,165
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,106,778
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	523,200
FRB Ser. 12-C10, Class C, 4.362%, 12/15/45(WAC)	267,000	168,640
Ser. 12-C8, Class B, 4.311%, 8/15/45	3,580,000	3,733,618
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	360,000	384,873
Ser. 13-C12, Class B, 3.863%, 3/15/48(WAC)	7,671,000	8,002,814
Ser. 12-C9, Class B, 3.84%, 11/15/45	3,880,000	3,955,621
Ser. 12-C6, Class AS, 3.835%, 4/15/45	1,545,000	1,577,847
Ser. 12-C8, Class AS, 3.66%, 8/15/45	2,075,000	2,133,384
Ser. 13-C12, Class AS, 3.56%, 3/15/48	7,056,000	7,406,337
Ser. 13-C11, Class AS, 3.311%, 3/15/45	1,511,000	1,566,178
FRB Ser. 14-C22, Class XA, IO, 0.804%, 9/15/57(WAC)	27,876,691	637,596
FRB Ser. 14-C23, Class XA, IO, 0.562%, 10/15/57(WAC)	76,627,508	1,384,889
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.656%, 11/15/44(WAC)	3,486,000	3,511,899
Ser. 11-C4, Class D, 5.193%, 6/15/44(WAC)	2,130,000	1,881,845
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	40,000	26,159
FRB Ser. 12-C8, Class D, 4.885%, 8/15/45(WAC)	2,373,000	2,230,620

		315,278,793
Residential mortgage-backed securities (non-agency) (15.4%)
Angel Oak Mortgage Trust 144A
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	3,011,663	3,053,826
Ser. 20-6, Class A2, 1.591%, 5/25/65(WAC)	1,993,887	2,004,455
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	850,477	865,925
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	1,722,496	1,779,927
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	503,988	516,789
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.73%, 9/25/45	156,598	146,035
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.43%, 8/26/30 (Bermuda)	2,762,000	2,784,706
FRB Ser. 20-3A, Class M1A, (1 Month US LIBOR + 2.00%), 2.13%, 10/25/30	1,665,000	1,668,758
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.73%, 8/25/28 (Bermuda)	763,155	763,308
BRAVO Residential Funding Trust 144A
Ser. 19-NQM1, Class A3, 2.996%, 7/25/59(WAC)	259,467	264,449
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	1,433,750	1,432,463
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.064%, 5/25/35(WAC)	169,515	175,374
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	1,838,881	1,866,465
COLT Mortgage Loan Trust 144A Ser. 19-1, Class A3, 4.088%, 3/25/49(WAC)	318,304	321,678
COLT Funding, LLC 144A Ser. 19-4, Class A3, 2.988%, 11/25/49(WAC)	2,130,265	2,145,652
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.75%, 4/25/35	124,865	107,508
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	7,210,279	7,336,459
CSMC Trust 144A Ser. 20-RPL5, Class A1, 3.023%, 8/25/60(WAC)	972,243	990,813
Deephaven Residential Mortgage Trust 144A
Ser. 18-2A, Class A1, 3.479%, 4/25/58(WAC)	457,275	462,076
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	274,838	277,587
Ser. 20-2, Class A1, 1.692%, 5/25/65	3,975,640	4,009,433
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.13%, 11/25/28	600,000	602,668
FRB Ser. 19-1, Class M1B, (1 Month US LIBOR + 1.80%), 1.93%, 4/25/29 (Bermuda)	1,203,130	1,205,749
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.83%, 11/25/28 (Bermuda)	247,773	247,888
Ellington Financial Mortgage Trust 144A Ser. 20-1, Class A1, 2.006%, 5/25/65(WAC)	6,158,541	6,271,755
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.68%, 7/25/28	7,289,527	7,604,319
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.28%, 11/25/28	916,703	961,514
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.13%, 12/25/28	397,745	417,082
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.93%, 5/25/28	203,509	211,910
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.88%, 10/25/24	63,333	64,371
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.83%, 4/25/28	7,787,532	8,103,406
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M3, (1 Month US LIBOR + 4.70%), 4.83%, 3/25/28	338,808	350,301
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.78%, 10/25/28	13,955,155	14,562,532
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.28%, 1/25/25	796,125	802,575
Structured Agency Credit Risk Debt FRN Ser. 14-HQ1, Class M3, (1 Month US LIBOR + 4.10%), 4.23%, 8/25/24	874,047	883,881
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 4.03%, 4/25/29	4,170,621	4,323,235
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.03%, 12/25/27	4,761,187	4,828,451
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.98%, 3/25/29	11,809,000	12,214,754
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.93%, 3/25/29	7,607,694	7,903,536
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.88%, 9/25/24	591,636	609,484
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.68%, 8/25/29	3,259,934	3,351,861
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.58%, 10/25/29	5,893,000	6,089,852
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2B, (1 Month US LIBOR + 3.45%), 3.58%, 10/25/29	2,054,000	2,117,161
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.38%, 7/25/29	2,848,049	2,920,001
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 2.63%, 3/25/30	3,725,000	3,785,514
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.63%, 3/25/30	2,457,000	2,462,857
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (1 Month US LIBOR + 2.35%), 2.48%, 4/25/30	1,120,261	1,135,126
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.78%, 1/25/49	3,511,309	3,537,457
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.58%, 3/25/49	1,081,271	1,086,002
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.53%, 2/25/47	6,698,000	6,751,190
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.48%, 2/25/49	327,936	329,118
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class M1, (1 Month US LIBOR + 1.50%), 1.63%, 8/25/50	1,076,390	1,078,115
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M1, (1 Month US LIBOR + 1.30%), 1.43%, 9/25/50	2,368,900	2,372,230
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.382%, 10/25/50	1,053,924	1,056,230
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (1 Month US LIBOR + 1.25%), 1.38%, 2/25/47	1,731,380	1,733,348
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.08%, 8/25/28	1,957,627	2,092,609
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.88%, 8/25/28	7,038,224	7,434,125
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.13%, 9/25/28	4,599,628	4,841,459
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.03%, 10/25/28	172,299	181,111
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.83%, 4/25/28	4,947,020	5,253,271
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.68%, 4/25/28	3,011,183	3,161,056
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.43%, 10/25/28	1,646,827	1,733,619
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.38%, 10/25/23	2,028,812	2,094,262
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 7/25/25	4,562	4,650
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.13%, 11/25/24	2,549,908	2,604,482
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.03%, 11/25/24	1,555,209	1,594,628
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.68%, 2/25/25	137,673	138,924
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.58%, 1/25/29	9,113,476	9,470,202
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.53%, 1/25/24	2,650,828	2,710,277
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.48%, 5/25/29	2,998,720	3,118,792
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 4/25/29	6,081,072	6,313,212
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.38%, 1/25/29	8,455,572	8,779,423
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.13%, 5/25/25	3,270,540	3,308,317
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.68%, 7/25/29	13,600,384	14,025,932
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.03%, 7/25/24	1,772,139	1,781,992
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.73%, 5/25/24	1,712,603	1,683,406
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.73%, 5/25/24	2,588,848	2,611,989
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.33%, 1/25/30	59,613	59,811
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 1.48%, 9/25/29	5,945,467	5,923,213
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.38%, 7/25/29	6,000,000	6,008,412
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 1.13%, 5/25/30	4,910,716	4,873,886
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.58%, 7/25/31	621,198	623,163
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.28%, 11/25/39	708,347	702,352
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (1 Month US LIBOR + 2.10%), 2.23%, 10/25/39	1,629,995	1,631,014
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 0.29%, 11/25/36	1,288,916	1,276,027
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	2,361,125	2,420,982
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	308,346	313,768
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	154,752	156,435
FRB Ser. 20-H1, Class A3, 2.674%, 1/25/60(WAC)	2,054,805	2,071,833
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	4,680,021	4,773,135
GCAT, LLC 144A Ser. 19-NQM1, Class A2, 3.241%, 2/25/59	2,100,561	2,125,035
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	1,583,113	1,613,192
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.49%, 5/25/36	518,494	186,628
Home Re, Ltd. 144A
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.73%, 10/25/28 (Bermuda)	580,625	580,628
FRB Ser. 21-1, Class M1B, (1 Month US LIBOR + 0.00%), 1.673%, 7/25/33 (Bermuda)	5,764,000	5,764,000
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A2, 4.137%, 11/25/58(WAC)	931,924	954,185
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	1,507,677	1,520,396
Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	1,912,981	1,914,637
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	4,643,850	4,657,782
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	4,682,921	4,696,970
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	5,000,000	5,000,000
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.96%, 2/25/35(WAC)	68,283	70,713
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	2,926,338	2,981,018
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.974%, 8/26/47(WAC)	1,265,000	1,216,838
New Residential Mortgage Loan Trust 144A
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	3,668,969	3,734,644
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	1,440,682	1,482,894
FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.03%, 1/25/48	418,843	420,024
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 2.609%, 11/25/47	136,107	135,485
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.68%, 7/25/28 (Bermuda)	164,210	164,210
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 4.13%, 4/25/27 (Bermuda)	145,779	145,992
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	754,942	775,770
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	1,624,301	1,638,317
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.18%, 10/25/34	200,000	196,518
Pretium Mortgage Credit Partners, LLC 144A
FRB Ser. 20-RPL1, Class A1, 3.819%, 5/27/60	1,508,684	1,510,929
Ser. 20-RPL2, Class A1, 3.179%, 6/27/69	1,564,475	1,571,017
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 3.33%, 2/25/29 (Bermuda)	1,570,000	1,557,185
FRB Ser. 19-2, Class M1B, (1 Month US LIBOR + 1.75%), 1.88%, 6/25/29 (Bermuda)	2,000,000	2,000,008
Residential Mortgage Loan Trust 144A Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	1,068,522	1,082,445
Starwood Mortgage Residential Trust 144A
Ser. 19-1, Class A3, 3.175%, 6/25/49(WAC)	1,775,872	1,798,952
FRB Ser. 20-2, Class A1, 2.718%, 4/25/60(WAC)	5,350,273	5,437,481
Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	2,643,435	2,702,554
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.98%, 5/25/47	494,893	393,942
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	990,903	990,903
Verus Securitization Trust 144A
Ser. 19-1, Class A3, 3.985%, 2/25/59(WAC)	1,406,090	1,409,420
Ser. 19-INV1, Class A2, 3.504%, 12/25/59(WAC)	1,711,203	1,733,933
Ser. 19-2, Class A1, 3.211%, 5/25/59(WAC)	189,657	191,260
Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	2,370,139	2,432,327

		327,509,160

Total mortgage-backed securities (cost $653,641,334)		$643,181,905

ASSET-BACKED SECURITIES (4.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.118%, 7/25/24	$3,734,000	$3,747,069
Cascade Funding Mortgage Trust 144A
FRB Ser. 19-HB1, Class HB1, 4.489%, 12/25/29(WAC)	2,470,000	2,460,120
FRB Ser. 19-HB1, Class HB1, 3.257%, 12/25/29(WAC)	2,600,000	2,599,480
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.03%, 10/25/53	2,178,000	2,178,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 11/25/53	1,312,000	1,312,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.93%, 6/25/52	1,338,000	1,337,164
FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), zero %, 2/25/55	2,320,000	2,320,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.483%, 4/23/23	2,462,000	2,461,745
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.133%, 8/10/23	3,164,000	3,164,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	4,056,000	4,091,847
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	6,046,000	6,075,456
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), 1.477%, 7/15/21	3,984,000	3,992,590
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%), zero %, 7/26/21	6,046,000	6,046,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M3, 3.131%, 11/25/29(WAC)	4,500,000	4,488,930
RMF Buyout Issuance Trust 144A
Ser. 20-2, Class M1, 2.149%, 6/25/30(WAC)	1,656,000	1,669,248
Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	1,773,856	1,775,630
Ser. 20-2, Class A, 1.706%, 6/25/30(WAC)	3,303,181	3,329,606
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.88%, 9/7/21	4,248,000	4,248,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.63%, 10/10/21	4,403,000	4,403,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.50%, 12/10/21	4,371,000	4,371,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.00%), 1.298%, 1/26/54	3,879,000	3,879,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.28%, 6/25/51	4,095,000	4,095,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.955%, 3/26/21	3,837,000	3,837,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.336%, 3/25/22(WAC)	3,600,000	3,690,000
Ser. 20-1, Class A1, 3.25%, 3/25/23(WAC)	5,990,000	6,057,633
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	322,920	316,503

Total asset-backed securities (cost $87,702,488)		$87,946,021

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.25%, 5/31/25(i)	$135,000	$134,517

Total U.S. treasury obligations (cost $134,517)		$134,517

SHORT-TERM INVESTMENTS (16.3%)(a)
		Principal amount/ shares	Value
Amcor Flexibles NA, Inc. commercial paper 0.230%, 2/22/21		$3,750,000	$3,749,517
American Honda Finance Corp. commercial paper 0.290%, 3/5/21		5,000,000	4,998,775
Baker Hughes Holdings, LLC		5,000,000	4,999,208
Chariot Funding, LLC asset backed commercial paper 0.220%, 3/8/21		5,000,000	4,999,129
Consolidated Edison, Inc. commercial paper 0.400%, 2/12/21		5,000,000	4,999,675
Crown Castle International Corp. commercial paper 0.370%, 2/17/21		4,000,000	3,999,166
ENGIE SA commercial paper 0.290%, 2/22/21		5,000,000	4,999,377
Entergy Corp. commercial paper 0.320%, 3/1/21		5,000,000	4,998,963
Entergy Corp. commercial paper 0.300%, 4/5/21		3,300,000	3,298,416
ERP Operating LP commercial paper 0.320%, 3/18/21		5,000,000	4,998,507
ETP Legacy LP commercial paper 0.550%, 2/1/21		4,000,000	3,999,875
Fidelity National Information Services, Inc. commercial paper 0.230%, 2/16/21		3,000,000	2,999,726
General Motors Financial Co., Inc. commercial paper 0.300%, 2/1/21		5,000,000	4,999,865
Intercontinental Exchange, Inc. commercial paper 0.421%, 6/22/21		2,000,000	1,996,170
Manhattan Asset Funding Co., LLC asset backed commercial paper 0.200%, 3/8/21		5,000,000	4,999,129
National Grid PLC commercial paper 0.240%, 2/11/21		3,000,000	2,999,821
National Grid PLC commercial paper 0.230%, 2/8/21		7,000,000	6,999,693
Plains Midstream Canada ULC commercial paper 0.600%, 2/8/21		5,000,000	4,999,369
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	244,930,495	244,930,495
Realty Income Corp. commercial paper 0.240%, 2/19/21		$5,000,000	4,999,300
Simon Property Group LP commercial paper 0.350%, 4/9/21		5,000,000	4,998,707
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	460,000	460,000
U.S. Treasury Bills 0.078%, 2/16/21(SEGCCS)		$1,300,000	1,299,974
U.S. Treasury Bills 0.090%, 2/2/21(SEGSF)(SEGCCS)		1,200,000	1,199,999
U.S. Treasury Bills 0.081%, 4/8/21(SEGCCS)		600,000	599,926
U.S. Treasury Bills 0.078%, 4/15/21(SEGCCS)		300,000	299,960
U.S. Treasury Bills 0.074%, 3/18/21(SEGSF)(SEGCCS)		3,000,000	2,999,766
Victory Receivables Corp. asset backed commercial paper 0.200%, 2/18/21		5,000,000	4,999,633

Total short-term investments (cost $346,819,004)			$346,822,141
TOTAL INVESTMENTS

Total investments (cost $2,096,836,599)			$2,118,969,006

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation
		$755,700,000	$918,176	(E)	$(714,585)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	$203,590
		386,019,000	2,244,700	(E)	(619,610)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,625,091

	Total				$(1,334,195)				$1,828,681
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$2,939	$43,000	$11,163	5/11/63	300 bp — Monthly	$(8,199)
	CMBX NA BBB-.6 Index	BB/P	5,604	93,000	24,143	5/11/63	300 bp — Monthly	(18,484)
	CMBX NA BBB-.6 Index	BB/P	11,483	186,000	48,286	5/11/63	300 bp — Monthly	(36,695)
	CMBX NA BBB-.6 Index	BB/P	10,944	192,000	49,843	5/11/63	300 bp — Monthly	(38,787)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B/P	16,784	117,000	49,222	5/11/63	500 bp — Monthly	(32,324)
	CMBX NA BB.7 Index	B+/P	1,123	22,000	8,248	1/17/47	500 bp — Monthly	(7,104)
	Credit Suisse International
	CMBX NA BBB-.6 Index	BB/P	282	3,000	779	5/11/63	300 bp — Monthly	(495)
	CMBX NA BBB-.7 Index	BB+/P	38,436	520,000	106,080	1/17/47	300 bp — Monthly	(67,341)
	Goldman Sachs International
	CMBX NA A.7 Index	A-/P	1,714	34,000	2,836	1/17/47	200 bp — Monthly	(1,108)
	CMBX NA BBB-.6 Index	BB/P	216	2,000	519	5/11/63	300 bp — Monthly	(302)
	CMBX NA BBB-.6 Index	BB/P	4,019	37,000	9,605	5/11/63	300 bp — Monthly	(5,565)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B/P	22,651	44,000	18,511	5/11/63	500 bp — Monthly	4,183
	CMBX NA BB.7 Index	B+/P	627,249	1,281,000	480,247	1/17/47	500 bp — Monthly	148,249
	CMBX NA BBB-.6 Index	BB/P	639	2,000	519	5/11/63	300 bp — Monthly	121
	Merrill Lynch International
	CMBX NA BBB- .6 Index	BB/P	269	1,000	260	5/11/63	300 bp — Monthly	10
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	A-/P	(6)	6,000	500	1/17/47	200 bp — Monthly	(504)
	CMBX NA BB.6 Index	B/P	9,332	38,000	15,987	5/11/63	500 bp — Monthly	(6,618)
	CMBX NA BB.6 Index	B/P	18,481	75,000	31,553	5/11/63	500 bp — Monthly	(12,999)
	CMBX NA BBB-.6 Index	BB/P	729	11,000	2,856	5/11/63	300 bp — Monthly	(2,120)

Upfront premium received			772,894		Unrealized appreciation			152,563

Upfront premium (paid)			(6)		Unrealized (depreciation)			(238,645)

	Total		$772,888				Total	$(86,082)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$3,336	1/17/47	(200 bp) — Monthly	$3,024
	CMBX NA BB.9 Index	(11,148)	108,000	31,892	9/17/58	(500 bp) — Monthly	20,640
	CMBX NA BBB-.6 Index	(9,679)	152,000	39,459	5/11/63	(300 bp) — Monthly	29,691
	Credit Suisse International
	CMBX NA BB.7 Index	(52,019)	282,000	105,722	1/17/47	(500 bp) — Monthly	53,428
	CMBX NA BB.7 Index	(42,273)	257,000	96,349	1/17/47	(500 bp) — Monthly	53,826
	CMBX NA BB.7 Index	(3,989)	226,000	95,078	5/11/63	(500 bp) — Monthly	90,869
	CMBX NA BB.9 Index	(301)	3,000	886	9/17/58	(500 bp) — Monthly	582
	CMBX NA BBB-.6 Index	(49,505)	418,000	108,513	5/11/63	(300 bp) — Monthly	58,764
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	48,000	20,194	5/11/63	(500 bp) — Monthly	15,237
	CMBX NA BB.7 Index	(4,086)	27,000	10,122	1/17/47	(500 bp) — Monthly	6,010
	CMBX NA BB.7 Index	(15,401)	94,000	35,241	1/17/47	(500 bp) — Monthly	19,748
	CMBX NA BB.7 Index	(5,685)	28,000	10,497	1/17/47	(500 bp) — Monthly	4,785
	CMBX NA BBB-.7 Index	(8,458)	104,000	21,216	1/17/47	(300 bp) — Monthly	12,698
	CMBX NA BBB-.7 Index	(135)	2,000	408	1/17/47	(300 bp) — Monthly	272
	CMBX NA BBB-.7 Index	(69)	1,000	204	1/17/47	(300 bp) — Monthly	134
	CMBX NA BBB-.7 Index	(68)	1,000	204	1/17/47	(300 bp) — Monthly	136
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	411,000	83,844	1/17/47	(300 bp) — Monthly	(12,884)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	126,341	1/17/47	(500 bp) — Monthly	67,551
	CMBX NA BBB-.7 Index	(82)	1,000	204	1/17/47	(300 bp) — Monthly	121
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	45,738	1/17/47	(500 bp) — Monthly	20,997
	CMBX NA BB.7 Index	(15,619)	81,000	30,367	1/17/47	(500 bp) — Monthly	14,669
	CMBX NA BB.7 Index	(15,083)	75,000	28,118	1/17/47	(500 bp) — Monthly	12,962

	Upfront premium received	—			Unrealized appreciation		486,144

	Upfront premium (paid)	(418,380)			Unrealized (depreciation)		(12,884)

	Total	$(418,380)				Total	$473,260
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,125,436,526.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $16,769,891, or 0.8% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/21
Short-term investments
	Putnam Short Term Investment Fund*	$330,272,212	$149,451,321	$234,793,038	$105,812	$244,930,495

	Total Short-term investments	$330,272,212	$149,451,321	$234,793,038	$105,812	$244,930,495
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $647,983.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,676,627.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $32,778 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $547,517 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $647,983 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$87,946,021	$—
Corporate bonds and notes	—	1,040,884,422	—
Mortgage-backed securities	—	643,181,905	—
U.S. treasury obligations	—	134,517	—
Short-term investments	460,000	346,362,141	—

Totals by level	$460,000	$2,118,509,006	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$3,162,876	$—
Credit default contracts	—	32,670	—

Totals by level	$—	$3,195,546	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$1,157,800,000
OTC credit default contracts (notional)	$5,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com